Commitments and Contingencies - Future Minimum Lease Payments Under Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Capital Lease Obligations And Operating Lease [Line Items]
2013,Operating Leases	$ 6,689
2014,Operating Leases	6,067
2015,Operating Leases	4,956
2016,Operating Leases	4,172
2017,Operating Leases	3,417
Thereafter	4,312
Total minimum lease payments	29,613
2013,Capital Leases	2,556
2014,Capital Leases	2,163
2015,Capital Leases	233
2016,Capital Leases	34
2017,Capital Leases	28
Thereafter
Total minimum lease payments	5,014
Less interest expense	(231)
Capital lease obligations	$ 4,783	$ 6,338